Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2018
Statements Line Items
Accounts payable and accrued liabilities [Text Block]
17.	Accounts payable and accrued liabilities

	December 31,	December 31,
	2018	2017
	$	$

Payables on metals received from offtakes	5,190	3,710
Trade payables	217	411
Accrued interests on long-term debt	46	2,081
Other payables	5,246	7,038
Other accrued liabilities	1,033	2,070

	11,732	15,310